PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Net
	December 31,
	2025	2024
Cost:
Computers and peripheral equipment	$125.4	$108.1
Office furniture and equipment	12.4	11.8
Building	79.3	78.7
Leasehold improvements	31.0	33.4

	248.1	232.0
Accumulated depreciation	165.2	151.2

Property and equipment, net	$82.9	$80.8